Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended		120 Months Ended	124 Months Ended	279 Months Ended	309 Months Ended	402 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%	[1]	14.29%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	17.64%	[1]	12.49%
Lipper Mid-Cap Growth Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	3.77%	1.73%	13.15%	[1]	9.85%
T. Rowe Price Mid-Cap Growth Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.59%	3.94%			9.93%
Performance Inception Date									Jun. 30, 1992
T. Rowe Price Mid-Cap Growth Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.14%	2.30%			8.25%
T. Rowe Price Mid-Cap Growth Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.19%	2.98%			7.86%
T. Rowe Price Mid-Cap Growth Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	3.74%	4.08%			10.07%
Performance Inception Date						Aug. 28, 2015
T. Rowe Price Mid-Cap Growth Fund, Inc. - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.33%	3.67%			9.64%
Performance Inception Date								Mar. 31, 2000
T. Rowe Price Mid-Cap Growth Fund, Inc. - R Class
Prospectus [Line Items]
Average Annual Return, Percent	3.04%	3.39%			9.34%
Performance Inception Date							Sep. 30, 2002
T. Rowe Price Mid-Cap Growth Fund, Inc. - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	4.41%	4.73%	14.82%
Performance Inception Date			Mar. 16, 2020

[1]	Return since 3/16/20.